Annual Total Returns - Class A Shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lord Abbett Short Duration Tax Free Fund
Prospectus [Line Items]
Annual Return [Percent]	3.61%	2.90%	3.19%	(4.18%)	0.29%	2.03%	4.06%	1.10%	1.64%	(0.66%)
Lord Abbett Intermediate Tax Free Fund
Prospectus [Line Items]
Annual Return [Percent]	4.61%	2.39%	6.15%	(10.11%)	2.08%	4.15%	7.61%	1.13%	5.08%	(0.64%)
Lord Abbett National Tax-Free Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.47%	2.94%	7.47%	(13.93%)	3.63%	4.80%	9.38%	0.72%	7.07%	0.36%
Lord Abbett High Income Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	2.13%	6.22%	7.25%	(16.53%)	6.39%	3.49%	11.48%	3.79%	7.38%	2.68%
Lord Abbett Short Duration High Income Municipal Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	4.27%	5.15%	4.19%	(9.29%)	4.08%	2.15%	7.05%	2.10%	5.30%	(0.20%)
Lord Abbett California Tax-Free Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.57%	2.12%	6.94%	(13.33%)	2.65%	4.64%	9.30%	0.50%	6.71%	0.15%
Lord Abbett New Jersey Tax-Free Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.85%	1.77%	7.71%	(12.47%)	3.33%	4.63%	8.28%	1.77%	6.05%	1.05%
Lord Abbett New York Tax-Free Income Fund
Prospectus [Line Items]
Annual Return [Percent]	2.20%	1.86%	8.17%	(13.24%)	3.42%	4.54%	8.19%	0.98%	4.68%	0.54%